FIRST INVESTORS GOVERNMENT FUND, INC.
                      FIRST INVESTORS INVESTMENT GRADE FUND
                     a series of First Investors Series Fund
                      FIRST INVESTORS FUND FOR INCOME, INC.
                      FIRST INVESTORS HIGH YIELD FUND, INC.
                         Supplement dated April 30, 1999
                     TO STATEMENT OF ADDITIONAL INFORMATION
                             dated February 19, 1999

The attached Shareholder Manual dated April 22, 1999 replaces the Shareholder Manual dated February 19, 1999 beginning on page 84:

                               SHAREHOLDER MANUAL



A Guide to Your                                        (FIRST INVESTORS LOGO)
First Investors
Mutual Fund Account
-------------------

as of April 22, 1999

INTRODUCTION

Investing in mutual funds doesn't have to be complicated. Your registered representative is available to answer your questions and help you process your transactions. First Investors offers personalized service and a wide variety of mutual funds. In the event you wish to process a transaction directly, the material provided in this easy-to-follow guide tells you how to contact us and explains our policies and procedures. Please note that there are special rules for money market funds.

Please read this manual completely to gain a better understanding of how shares are bought, sold, exchanged, and transferred. In addition, the manual provides you with a description of the services we offer to simplify investing. The services, privileges and fees referenced in this manual are subject to change. You should call our Shareholder Services Department at 1 (800) 423-4026 before initiating any transaction.

This manual must be preceded or accompanied by a First Investors mutual fund prospectus. For more complete information on any First Investors Fund, including charges and expenses, refer to the prospectus. Read the prospectus carefully before you invest or send money.


                             (FIRST INVESTORS LOGO)


        PRINCIPAL UNDERWRITER                         TRANSFER AGENT
     First Investors Corporation           Administrative Data Management Corp.
           95 Wall Street                             581 Main Street
         New York, NY 10005                        Woodbridge, NJ 07095
           1-212-858-8000                             1-800-423-4026

                               TABLE OF CONTENTS

HOW TO BUY SHARES

To Open an Account.......................................................... 1
To Open a Retirement Account................................................ 2
Minimum Initial Investment.................................................. 2
Additional Investments...................................................... 2
Acceptable Forms of Payment................................................. 2
Share Classes............................................................... 2
Share Class Specification................................................... 3
Class A Shares.............................................................. 3
Class B Shares.............................................................. 5
How to Pay.................................................................. 6

HOW TO SELL SHARES

Written Redemptions......................................................... 9
Telephone Redemptions....................................................... 9
Electronic Funds Transfer................................................... 9
Systematic Withdrawal Plans................................................ 10
Expedited Wire Redemptions................................................. 10

HOW TO EXCHANGE SHARES

Exchange Methods........................................................... 11
Exchange Conditions........................................................ 12
Exchanging Funds with Automatic Investments or
Systematic Withdrawals..................................................... 12

WHEN AND HOW
FUND SHARES ARE PRICED..................................................... 13

HOW PURCHASE, REDEMPTION AND EXCHANGE ORDERS
ARE PROCESSED AND PRICED................................................... 13

SPECIAL RULES FOR MONEY MARKET FUNDS....................................... 14

RIGHT TO REJECT PURCHASE OR EXCHANGE ORDERS................................ 15

SIGNATURE GUARANTEE POLICY................................................. 15

TELEPHONE SERVICES

Telephone Exchanges and Redemptions........................................ 16
Shareholder Services....................................................... 17

OTHER SERVICES............................................................. 18

ACCOUNT STATEMENTS

Transaction Confirmation Statements........................................ 20
Master Account Statements.................................................. 20
Annual and Semi-Annual Reports............................................. 20

DIVIDENDS AND DISTRIBUTIONS

Dividends and Distributions................................................ 21
Buying a Dividend.......................................................... 21

TAX FORMS.................................................................. 22

THE OUTLOOK................................................................ 22

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

HOW TO BUY SHARES

First Investors offers a wide variety of mutual funds to meet your financial needs ("FI Funds"). Your registered representative will review your financial objectives and risk tolerance, explain our product line and services, and help you select the right investments. Call our Shareholder Services Department at 1
(800)  423-4026  or  visit  us  on-line  at   www.firstinvestors.com   for  more
information.

o TO OPEN AN ACCOUNT

Before investing, you must establish an account with your broker-dealer. At First Investors Corporation ("FI") you do this by completing and signing a Master Account Agreement ("MAA"). After you determine the fund(s) you want to purchase, deliver your completed MAA and your check, made payable to First Investors Corporation, to your registered representative. New client accounts must be established through your registered representative.

You need to tell us how you want your shares registered when you open a new Fund account. Please keep the following information in mind:

JOINT ACCOUNTS. For any account with two or more owners, all owners must sign requests to process transactions. Telephone privileges allow any one of the owners to process transactions independently.

GIFTS AND TRANSFERS TO MINORS. Custodial accounts for a minor may be established under your state's Uniform Gifts/Transfers to Minors Act. Custodial accounts are registered under the minor's social security number.

TRUSTS. A trust account may be opened only if you have a valid written trust document.

TRANSFER ON DEATH (TOD). TOD registrations, available on all FI Funds in all states, allow individual and joint account owners to name one or more beneficiaries. The ownership of the account passes to the named beneficiaries in the event of the death of all account owners.

DIVIDENDS AND CAPITAL GAINS. Fund distributions will be automatically reinvested in your account unless you request otherwise.



SOME REGISTRATIONS REQUIRE ADDITIONAL PAPERWORK.

--------------------------------------------------------------------------------
TYPE OF ACCOUNT     ADDITIONAL DOCUMENTS REQUIRED
--------------------------------------------------------------------------------

Corporations        First Investors Certificate of Authority
Partnership
& Trusts

Transfer On Death   First Investors TOD Registration Request Form
(TOD)

Estates             Original or Certified Copy of Death Certificate
                    Certified Copy of Letters Testamentary/Administration First Investors Executor's Certification & Indemnification
                     Form

Conservatorships    Certified copy of court document appointing Conservator/
& Guardianships     Guardian
--------------------------------------------------------------------------------

o TO OPEN A RETIREMENT ACCOUNT

Before opening a retirement account, you must establish an account with your broker-dealer. Fund shares may be purchased for your retirement account by completing the appropriate retirement plan application. First Investors offers retirement plans for both individuals and employers as follows:

INDIVIDUAL RETIREMENT ACCOUNTS including Roth, Traditional, and Rollover IRAs.

SIMPLE IRAS offered by employers.

SEP-IRAS (SIMPLIFIED EMPLOYEE PENSION PLANS) for small business owners or people with income from self-employment, including SARSEP-IRAs.

403(b)(7) accounts for employees of eligible tax-exempt organizations such as schools, hospitals and charitable organizations.

401(k) plans for employers.

MONEY PURCHASE PENSION & PROFIT SHARING plans for sole proprietors and partnerships.

For more information about these plans call your registered representative or our Shareholder Services Department at
1 (800) 423-4026.

o MINIMUM INITIAL INVESTMENT

You can open a non-retirement account with a check made payable to First Investors Corporation for as little as $1,000. The minimum is waived if you open an account through one of our Automatic Investment Programs (see How to Pay) or through a full exchange from another FI Fund. You can open a First Investors Traditional IRA or Roth IRA with as little as $500. Other retirement accounts may have lower initial investment requirements at the Fund's discretion.

o ADDITIONAL INVESTMENTS

Once you have established an account, you can add to it through your registered representative or by sending us a check directly. There is no minimum requirement on additional purchases into existing fund accounts. Remember to include your FI Fund account number on your check made payable to First Investors Corporation.

Mail checks to:
First Investors Corporation
Attn: Dept. CP
581 Main Street
Woodbridge, NJ 07095-1198

o ACCEPTABLE FORMS OF PAYMENT

The following forms of payment are acceptable:

-checks made payable to First Investors Corporation.

-Money Line and Automatic Payroll Investment electronic funds transfers.

-Federal Funds wire transfers.

For your protection, never give your registered representative cash or a check made payable to your registered representative.

We DO NOT accept:

-Third party checks.
-Traveler's checks.
-Checks drawn on non-US banks.
-Money orders.
-Cash.

o SHARE  CLASSES

All FI Funds are available in Class A and Class B shares. Direct purchases into Class B share money market accounts are not accepted. Class B money market fund shares may only be acquired through an exchange from another Class B share account or through Class B share dividend cross-reinvestment.

Each class of shares has its own cost structure. As a result, different classes of shares in the same fund generally have different prices. Class A shares have a front-end sales charge. Class B shares may have a contingent deferred sales charge ("CDSC"). While both classes have a Rule 12b-1 fee, the fee on Class B shares is generally higher. The principal advantages of Class A shares are that they have lower overall expenses, the availability of quantity discounts on sales charges, and certain account privileges that are not offered on Class B shares. The principal advantage of Class B shares is that all your money is put to work from the outset. Your registered representative can help you decide which class of shares is best for you.

o SHARE CLASS SPECIFICATION

It's very important to specify which class of shares you wish to purchase when you open a new account. All First Investors account applications have a place to designate your preference. If you do not specify which class of shares you want to purchase, Class A shares will automatically be purchased.

o CLASS A SHARES

When you buy Class A shares, you pay the offering price - the net asset value of the fund plus a front-end sales charge. The front-end sales charge declines with larger investments.

--------------------------------------------------------------------------------
           CLASS A SALES CHARGES
  ----------------------------------------------------------------------------
                                 AS A % OF        AS A % OF YOUR
          YOUR INVESTMENT     OFFERING PRICE        INVESTMENT

          up to  $24,999           6.25%               6.67%
          $25,000 - $49,999        5.75%               6.10%
          $50,000 - $99,999        5.50%               5.82%
          $100,000 - $249,999      4.50%               4.71%
          $250,000 - $499,999      3.50%               3.63%
          $500,000 - $999,999      2.50%               2.56%

     Investments of $1 million or more will only be made in Class A shares at the Fund's net asset value.

     Generally, you should consider purchasing Class A shares if you plan to invest $250,000 or more either initially or over time.
--------------------------------------------------------------------------------

SALES CHARGE WAIVERS & REDUCTIONS ON CLASS A SHARES:

If you qualify for one of the sales charge reductions or waivers, it is very important to let us know at the time you place your order. Include a written statement with your check explaining which privilege applies. If you do not include this statement we cannot guarantee that you will receive the reduction or waiver.

CLASS A SHARES MAY BE PURCHASED WITHOUT A SALES CHARGE:

1: By an officer, trustee, director, or employee of the Fund, the Fund's adviser or subadviser, First Investors Corporation, or any affiliates of First Investors Corporation, or by his/her spouse, child (under age 21) or grandchild (under age
21).

2: By a former officer, trustee, director, or employee of the Fund, First Investors Corporation, or their affiliates provided the person worked for the company for at least 5 years and retired or terminated employment in good standing.

3: By a FI registered representative or an authorized dealer, or by his/her spouse, child (under age 21) or grandchild (under age 21).

4: When fund distributions are reinvested in Class A shares.

5: When Systematic Withdrawal Plan payments are reinvested in Class A shares (except for certain payments from money market accounts which may be subject to a sales charge).

6: When qualified retirement plan loan repayments are reinvested in Class A shares.

7: With the liquidation proceeds from a First Investors Life Variable Annuity Fund A, C, or D contract within one year of the contract's maturity date.

8: When dividends (at least $50 a year) from a First Investors Life Insurance Company policy are invested into an EXISTING account.

9: When a group qualified plan (401(k) plans, money purchase pension plans, profit sharing plans and 403(b) plans that are subject to Title I of ERISA) is reinvesting redemption proceeds from another fund on which a sales charge or CDSC was paid.

10: With distribution proceeds from a First Investors group qualified plan account into an IRA.

11: By participant directed group qualified plans with 100 or more eligible employees or $1,000,000 or more in assets.

12: In amounts of $1 million or more.

13: By individuals under a Letter of Intent or Cumulative Purchase Privilege of $1 million or more.

FOR ITEMS 9 THROUGH 13 ABOVE: A CDSC OF 1.00% WILL BE DEDUCTED IF SHARES ARE REDEEMED WITHIN 2 YEARS OF PURCHASE.

SALES CHARGES ON CLASS A SHARES MAY BE REDUCED FOR:

1: Participant directed group qualified retirement plans with 99 or fewer eligible employees. The initial sales charge is reduced to 3.00% of the offering price.

2: Certain unit trust holders ("unitholders") who elect to invest the entire amount of principal, interest, and/or capital gains distributions from their unit investment trusts in Class A shares. Unitholders of various series of New York Insured Municipals-Income Trust sponsored by Van Kampen Merrit, Inc., unitholders of various series of the Multistate Tax Exempt Trust sponsored by Advest Inc., and unitholders of various series of the Insured Municipal Insured National Trust, J.C. Bradford & Co. as agent, may buy Class A shares of a FI Fund with unit trust distributions at the net asset value plus a sales charge of 1.5%. Unitholders of various tax-exempt trusts, other than the New York Trust, sponsored by Van Kampen Merritt Inc. may buy Class A shares of a FI Fund at the net asset value plus a sales charge of 1.0%.

Unitholders may make additional purchases, other than those made by unit trust distributions, at the Fund's regular offering price.

+ CUMULATIVE PURCHASE PRIVILEGE

The Cumulative Purchase Privilege lets you add the value of all your existing FI Fund accounts (Class A and Class B shares) to the amount of your next Class A share investment to reach sales charge discount breakpoints. For example, if the combined current value of your existing FI Fund accounts is $25,000 (measured by offering price), your next purchase will be eligible for a sales charge discount at the $25,000 level. Cumulative Purchase discounts are applied to purchases as indicated in the first column of the Class A Sales Charge table.

All your accounts registered with the same social security number will be linked together under the Cumulative Purchase Privilege. Your spouse's accounts and custodial accounts held for minor children residing at your home can also be linked to your accounts upon request.

-Conservator accounts are linked to the social security number of the ward, not the conservator.

-Sole proprietorship accounts are linked to personal/family accounts only if the account is registered with a social security number, not an employer identification number ("EIN").

-Testamentary trusts and living trusts may be linked to other accounts registered under the same trust EIN, but not to the personal accounts of the trustee(s).

-Estate accounts may only be linked to other accounts registered under the same
 EIN of the estate or social security number of the decedent.

 -Church and religious organizations may link accounts to others registered with the same EIN but not to the personal accounts of any member.

+ LETTER OF INTENT

A Letter of Intent ("LOI") lets you purchase at a discounted sales charge level even though you do not yet have sufficient investments to qualify for that discount level. An LOI is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. Under an LOI, you can reduce the initial sales charge on Class A share purchases based on the total amount you agree to invest in both Class A and Class B shares during the 13 month period. Purchases made 90 days before the date of the LOI may be included, in which case the 13 month period begins on the date of the first purchase. Your LOI can be amended in two ways. First, you may file an amended LOI to raise or lower the LOI amount during the 13 month period. Second, your LOI will be automatically amended if you invest more than your LOI amount during the 13 month period and qualify for an additional sales charge reduction.

By purchasing under an LOI, you acknowledge and agree to the following:

-You authorize First Investors to reserve 5% of your total intended investment in shares held in escrow in your name until the LOI is completed.

-First Investors is authorized to sell any or all of the escrow shares to satisfy any additional sales charges owed in the event you do not fulfill the LOI.

-Although you may exchange all your shares, you may not sell the reserve shares held in escrow until you fulfill the LOI or pay the higher sales charge.

o CLASS B SHARES

Class B shares are sold without an initial sales charge, putting all your money to work for you immediately. If you redeem Class B shares within 6 years of purchase, a CDSC will be imposed. The CDSC declines from 4% to 0% over a 6-year period, as shown in the chart below. Class B share money market fund shares are not sold directly. They can only be acquired through an exchange from another Class B fund account or through cross reinvestment of dividends from another Class B share account. Class B shares, and the dividend and distribution shares they earn, automatically convert to Class A shares after 8 years, reducing future annual expenses.

Generally, you should consider purchasing Class B shares if you intend to invest less than $250,000 and you would rather pay higher ongoing expenses than an initial sales charge.



                              CLASS B SALES CHARGES

            THE CDSC DECLINES OVER TIME AS SHOWN IN THE TABLE BELOW:
            --------------------------------------------------------
                Year  1     2     3     4     5     6     7+
            --------------------------------------------------------
                CDSC  4%    4%    3%    3%    2%    1%    0%
            --------------------------------------------------------

If shares redeemed are subject to a CDSC, the CDSC will be based on the lesser of the original purchase price or redemption price. There is no CDSC on shares acquired through dividend and capital gains reinvestment. We call these "free shares."

Anytime you sell shares, your shares will be redeemed in the following manner to ensure that you pay the lowest possible CDSC:

FIRST-Class B shares representing dividends and capital gains that are not subject to a CDSC.

SECOND-Class B shares held more than six years which are not subject to a CDSC.

THIRD-Class B shares held longest which will result in the lowest CDSC.

For purposes of calculating the CDSC, all purchases made during the calendar month are deemed to have been made on the first business day of the month at the average cost of the shares purchased during that period.

SALES CHARGE WAIVERS ON CLASS B SHARES:

The CDSC on Class B shares does not apply to:

1: Appreciation on redeemed shares above their original purchase price and shares acquired through dividend or capital gains distributions.

2: Redemptions due to death or disability (as defined in section 72(m)(7) of the
Internal  Revenue  Code)  requested   within  one  year  of  death.   Additional
documentation is required.

3: Distributions from employee benefit plans due to plan termination.

4: Redemptions to remove an excess contribution from an IRA or qualified retirement plan.

5: Distributions upon reaching required minimum age 70 1/2 provided you have held the shares for at least three years.

6: Annual redemptions of up to 8% of your account's value redeemed by a Systematic Withdrawal Plan. Free shares not subject to a CDSC will be redeemed first and will count towards the 8% limit.

7: Shares redeemed from advisory accounts managed by or held by the Fund's investment advisor or any of its affiliates.

8: Tax-free returns of excess contributions from employee benefit plans.

9: Redemptions of non-retirement shares purchased with proceeds from the sale of shares of another fund group between April 29, 1996 and June 30, 1996 that did not pay a sales charge (other than money market fund accounts or retirement plan accounts).

10: Redemptions by the Fund when the account falls below the minimum.

11: Redemptions to pay account fees.

Include a written statement with your redemption request explaining which exemption applies. If you do not include this statement we cannot guarantee that you will receive the waiver.

o HOW  TO  PAY

You can invest using one or more of the following options:

+ CHECK:

You can buy shares by writing a check payable to First Investors Corporation. If you are opening a new fund account, your check must meet the fund minimum. When making purchases to an existing account, remember to include your fund account number on your check.

AUTOMATIC INVESTMENTS:

We offer several automatic investment programs to simplify investing.

+ MONEY LINE:

With our Money Line program, you can open an account with as little as $50 a month or $600 each year in a FI Fund account by transferring funds electronically from your bank account. You can invest up to $10,000 a month through Money Line.

Money Line allows you to select the payment amount and frequency that is best for you. You can make automatic investments bi-weekly, semi-monthly, monthly, quarterly, semi-annually, or annually.

The date you select as your Money Line investment date is the date on which shares will be purchased. THE PROCEEDS MUST BE AVAILABLE IN YOUR BANK ACCOUNT TWO BUSINESS DAYS PRIOR TO THE INVESTMENT DATE.

HOW TO APPLY:

1: Complete the Electronic Funds Transfer ("EFT") section of the application to provide complete bank information and authorize EFT fund share purchases. Attach a voided check. A signature guarantee of all shareholders and bank account owners is required. PLEASE ALLOW AT LEAST 10 BUSINESS DAYS FOR INITIAL PROCESSING.

2: Complete the Money Line section of the application to specify the amount, frequency and date of the investment.

3: Submit the paperwork to your registered representative or send it to:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198.

HOW TO CHANGE:

Provided you have telephone privileges, you may call Shareholder Services at 1 (800) 423-4026 to:

-Increase the payment up to $999.99.

-Decrease the payment.

-Discontinue the service.

To change investment amounts, reallocate or cancel Money Line, you must notify us at least 3 business days prior to the investment date.

You must send a signature guaranteed written request to Administrative Data Management Corp. to:

-Increase the payment to $1,000 or more.

-Change bank information (a new Money Line Application and voided check is required).

A medallion signature guarantee (see Signature Guarantee Policy) is required to increase a Money Line payment to $2,500 or more. Changing banks or bank account numbers requires 10 days notice. Money Line service will be suspended upon notification that all account owners are deceased.

+ AUTOMATIC PAYROLL INVESTMENT:

With our Automatic Payroll Investment service ("API") you can systematically purchase shares by salary reduction. To participate, your employer must offer direct deposit and permit you to electronically transfer a portion of your salary. Contact your company payroll department to authorize the salary reductions. If not available, you may consider our Money Line program.

Shares purchased through API are purchased on the day the electronic transfer is received by the Fund.

HOW TO APPLY:

1: Complete an API Application. If you are receiving a government payment and wish to participate in the API Program you must also complete the government's Direct Deposit Sign-up Form. Call Shareholder Services at 1 (800) 423-4026 for more information.

2: Complete an API Authorization Form.

3: Submit the paperwork to your registered representative or send it to:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198.

+ WIRE  TRANSFERS:

You may purchase shares via a Federal Funds wire transfer from your bank account into your EXISTING First Investors account. Federal Fund wire transfer proceeds are not subject to a holding period and are available to you immediately upon receipt, as long as we have been notified properly.

If we receive a wire transfer for a purchase prior to 12:00 p.m., Eastern Time ("ET") and you have previously notified us that the wire is on the way (by calling 1 (800) 423-4026) the funds for the purchase will be deemed to have been received on that same day. Your notification must include the Federal Funds wire transfer confirmation number, the amount of the wire, and the fund account number to receive same day credit. There are special rules for money market fund accounts.

To wire Federal Funds to an existing First Investors account (other than money markets), instruct your bank to wire your investment to:

FIRST FINANCIAL SAVINGS BANK, S.L.A.
ABA # 221272604
ACCOUNT # 0306142
YOUR NAME
YOUR FIRST INVESTORS FUND ACCOUNT #


+ DISTRIBUTION CROSS-INVESTMENT:

You can invest the dividends and capital gains from one fund account, excluding the money market funds, into another fund account in the same class of shares. The shares will be purchased at the net asset value on the day after the record date of the distribution.

-You must invest at least $50 a month or $600 a year into a NEW  account.

-A signature guarantee is required if the ownership on both accounts is not identical.

You may establish a Distribution Cross-Investment service by contacting your registered representative or calling Shareholder Services at 1 (800) 423-4026.

+ SYSTEMATIC WITHDRAWAL PLAN PAYMENT INVESTMENTS:

You can invest Systematic Withdrawal Plan payments (see How to Sell Shares) from one fund account in shares of another fund account.

-Payments are invested without a sales charge.

-A signature guarantee is required if the ownership on both accounts is not identical.

-Both accounts must be in the same class of shares.

-You must invest at least $600 a year if into a new account.

-You can invest on a monthly, quarterly, semi-annual, or annual basis.

Redemptions are suspended upon notification that all account owners are deceased. Service will recommence upon receipt of written alternative payment instructions and other required documents from the decedent's legal representative.

                               HOW TO SELL SHARES

You can sell your shares on any day the New York Stock Exchange ("NYSE") is open for regular trading. In the mutual fund industry, a sale is referred to as a "redemption." Payment of redemption proceeds generally will be made within seven days. If the shares being redeemed were recently purchased by check or electronic funds transfer, payment may be delayed to verify that the check or electronic funds transfer has been honored, which may take up to 15 days from the date of purchase. Shareholders may not redeem shares by telephone or electronic funds transfer unless the shares have been owned for at least 15 days.

Redemptions of shares are not subject to the 15 day verification period if the shares were purchased via:

-Automatic Payroll Investment.

-FIC registered representative payroll checks.

-First Investors Life Insurance Company checks.

-Federal funds wire payments.

For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required to redeem shares. Call Shareholder Services at 1 (800) 423-4026 for more information.

o WRITTEN REDEMPTIONS

You can write a letter of instruction or contact your registered representative for a liquidation request form. A written liquidation request in good order must include:

1: The name of the fund;

2: Your account number;

3: The dollar amount, number of shares or percentage of the account you want to redeem;

4: Share certificates (if they were issued to you);

5: Original signatures of all owners exactly as your account is registered; and

6: Signature guarantees, if required (see Signature Guarantee Policy).

For your protection, the Fund reserves the right to require additional supporting legal documentation.

Written redemption requests should be mailed to:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198.

If your redemption request is not in good order or information is missing, the Transfer Agent will seek additional information and process the redemption on the day it receives such information.


o TELEPHONE REDEMPTIONS

You, or any person we believe is authorized to act on your behalf, may redeem non-retirement shares which have been owned for at least 15 days by calling our Special Services Department at 1 (800) 342-6221 from 9:00 a.m. to 5:00 p.m., ET, provided:

-Telephone privileges are available for your account registration and you have not declined telephone privileges (see Telephone Privileges);

-You do not hold share certificates (issued shares);

-The   redemption   check  is  made  payable  to  the  registered   owner(s)  or
pre-designated  bank;

-The redemption check is mailed to your address of record or predesignated bank account;

-Your address of record has not changed within the past 60 days;

-The redemption amount is $50,000 or less; AND

-The redemption amount, combined with the amount of all telephone redemptions made within the previous 30 days does not exceed $100,000.

o ELECTRONIC FUNDS TRANSFER

The Electronic Funds Transfer ("EFT") service allows you to redeem shares and electronically transfer proceeds to your bank account.

YOU MUST ENROLL IN THE ELECTRONIC FUNDS TRANSFER SERVICE AND PROVIDE COMPLETE BANK ACCOUNT INFORMATION BEFORE USING THE PRIVILEGE. Signature guarantees of all shareholders and all bank account owners are required. Please allow at least 10 business days for initial processing. We will send any proceeds during the processing period to your address of record. Call your registered representative or Shareholder Services at 1 (800) 423-4026 for an application.

You may call Shareholder Services or send written instructions to Administrative Data Management Corp. to request an EFT redemption of shares which have been held at least 15 days. Each EFT redemption:

1: Must be electronically transferred to your pre-designated bank account;

2: Must be at least $500;

3: Cannot exceed $50,000; and

4: Cannot exceed $100,000 when added to the total amount of all EFT redemptions made within the previous 30 days.

If your redemption does not qualify for an EFT redemption, your redemption proceeds will be mailed to your address of record.

The Electronic Funds Transfer service may also be used to purchase shares (see Money Line) and transfer systematic withdrawal payments (see Systematic Withdrawal Plans) and dividend distributions (see Other Services) to your bank account.

o SYSTEMATIC WITDRAWAL PLANS

Our Systematic Withdrawal Plan allows you to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. Your payments can be mailed to you or a pre-authorized payee by check, transferred to your bank account electronically (if you have enrolled in the EFT service) or invested in shares of another FI fund in the same class of shares through our Systematic Withdrawal Plan Payment investment service (see How to Buy Shares).

You can receive payments on a monthly, quarterly, semi-annual, or annual basis. Your account must have a value of at least $5,000 in non-certificated shares ("unissued shares"). The $5,000 minimum account balance is waived for required minimum distributions from retirement plan accounts, payments to First Investors Life Insurance Company, and systematic investments into another eligible fund account. The minimum Systematic Withdrawal Plan payment is $25 (waived for Required Minimum Distributions on retirement accounts or FIL premium payments).

Once you establish the Systematic Withdrawal Plan, you should not make additional investments into this account (except money market funds). Buying shares during the same period as you are selling shares is not advantageous to you because of sales charges.

If you own Class B shares, you may establish a Systematic Withdrawal Plan and redeem up to 8% of the value of your account annually without a CDSC.

If you own Class B shares of a retirement account and you are receiving your Required Minimum Distribution through a Systematic Withdrawal Plan, up to 8% of the value of your account may be redeemed annually without a CDSC. However, if your Required Minimum Distribution exceeds the 8% limit, the applicable CDSC will be charged if the additional shares were held less than 3 years and you have not reached age 701/2.

To establish a Systematic Withdrawal Plan, complete the appropriate section of the account application or contact your registered representative or call Shareholder Services at 1 (800) 423-4026.

o EXPEDITED WIRE REDEMPTIONS (MONEY MARKET FUNDS ONLY)

Enroll in our Expedited Redemption service to wire proceeds from your FI money market account to your bank account. Call Shareholder Services at 1 (800) 423-4026 for an application or to discuss specific requirements.

Requests for redemptions by wire out of money market funds must be received in writing or by phone prior to 12:00 p.m., ET on a day the NYSE is open for trading. These days are referred to as "Trading Days" in this manual. Wire Redemption orders received after 12:00 p.m., ET but before the close of regular trading on the NYSE, will be processed on the following day.

-Each wire under $5,000 is subject to a $15 fee.

-Two wires of $5,000 or more are permitted without charge each month. Each additional wire is $15.00.

-Wires must be directed to your pre-designated bank account.

HOW TO EXCHANGE SHARES

The exchange privilege gives you the flexibility to change investments as your goals change without incurring a sales charge. Since an exchange of non-retirement fund shares is a redemption and a purchase, it creates a gain or loss which is reportable for tax purposes. You should consult your tax advisor before requesting an exchange. Read the prospectus of the FI Fund you are purchasing carefully. Review the differences in objectives, policies, risk, privileges and restrictions.

o EXCHANGE METHODS


     METHOD                        STEPS TO FOLLOW
     -------------------------------------------------------------------------------------------------
     Through Your
     Registered Representative     Call your registered representative.
     -------------------------------------------------------------------------------------------------

     By Phone                      Call Special Services from 9:00 a.m. to 5:00 p.m., ET
     1(800) 342-6221               Orders received after the close of the NYSE, usually 4:00 p.m., ET, are processed the following business day.

                                   1. You must have telephone privileges.
                                      (see Telephone Transactions.)

                                   2. Certificate shares cannot be exchanged by phone.

                                   3. For  trusts,  estates,  attorneys-in-fact,
                                      corporations, partnerships,  and other entities,
                                      additional documents are required and must be
                                      on file.

     -------------------------------------------------------------------------------------------------
     By Mail to:                   1. Send us written instructions signed by all account owners
     A D M                            exactly as the account is registered.
     581 MAIN STREET
     WOODBRIDGE, NJ  07095-1198    2. Include the name and account number of your fund.

                                   3.  Indicate  either the dollar amount,  number of shares or percent of the source account you want to exchange.

                                   4. Specify the existing account number or the name of the
                                      new Fund you want to exchange into.

                                   5. Include any outstanding share certificates for shares you want to exchange.  A signature guarantee is required.

                                   6. For  trusts,  estates,  attorneys-in-fact,  corporations, partnerships,  and other  entities,  additional  documents are  required.  Call Shareholder Services at 1 (800) 423-4026.
     -------------------------------------------------------------------------------------------------

o EXCHANGE CONDITIONS

1: You may only exchange shares within the same class.

2: Exchanges can only be made into identically owned accounts.

3: Partial exchanges into a new fund account must meet the new fund's minimum initial investment.

4: The fund you are exchanging into must be eligible for sale in your state.

5: If your request does not clearly indicate the amount to be exchanged or the accounts involved, no shares will be exchanged.

6: Amounts exchanged from a non-money market fund to a money market fund may be exchanged back at net asset value. Dividends earned from money market fund shares will be subject to a sales charge.

7: If you are exchanging from a money market fund to a fund with a sales charge, there will be a sales charge on any shares that were not previously subject to a sales charge. Your request must be in writing and include a statement acknowledging that a sales charge will be paid.

8: If you exchange Class B shares of a fund for shares of a Class B money market fund, the CDSC will not be imposed but the CDSC and the holding period used to calculate the CDSC will carry over to the acquired shares.

9: FI Funds reserve the right to reject any exchange order which in the opinion of the Fund is part of a market timing strategy. In the event that an exchange is rejected, neither the redemption nor the purchase side of the exchange will be processed.

10: If your exchange request is not in good order or information is missing, the Transfer Agent will seek additional information and process the exchange on the day it receives such information.

o EXCHANGING FUNDS WITH AUTOMATIC INVESTMENTS OR SYSTEMATIC WITHDRAWALS

Let us know if you want to continue automatic investments into the original fund or the fund you are exchanging into ("receiving fund") or if you want to change the amount or allocation. Also inform us if you wish to continue, terminate, or change a preauthorized systematic withdrawal. Without specific instructions, we will amend account privileges as outlined below:


--------------------------------------------------------------------------------
                                                            EXCHANGE A
                   EXCHANGE             EXCHANGE            PORTION OF
                   ALL SHARES TO        ALL SHARES TO       SHARES TO ONE
                   ONE FUND             MULTIPLE FUNDS      OR MULTIPLE FUNDS
--------------------------------------------------------------------------------

MONEY LINE         ML moves to          ML stays with       ML stays with
(ML)               Receiving Fund       Original Fund       Original Fund


AUTOMATIC PAYROLL  API moves to         API Stays with      API stays with
INVESTMENT (API)   Receiving Fund       Original Fund       Original Fund


SYSTEMATIC         SWP moves to         SWP                 SWP stays
WITHDRAWALS        Receiving Fund       Canceled            with Original Fund
(SWP)
--------------------------------------------------------------------------------

WHEN AND HOW FUND SHARES ARE PRICED

Each FI Fund prices its shares each day that the NYSE is open for trading. The share price is calculated as of the close of trading on the NYSE (generally 4:00 p.m., ET).

Each Fund calculates the net asset value of each class of its shares separately by taking the total value of class assets, subtracting class expenses, and dividing the difference by the total number of shares in the class. The price that you will pay for a share is the NAV plus any applicable front-end sales charge. You receive the NAV price if you redeem or exchange your shares, less any applicable CDSC.

Fund prices are on our website (www.firstinvestors.com) the next day. The prices for our larger funds are also reported in many newspapers, including The Wall Street Journal and The New York Times. Special pricing procedures are employed during emergencies. For a description of these procedures you can request, free of charge, a copy of a Statement of Additional Information.

     HOW PURCHASE, REDEMPTION AND EXCHANGE ORDERS ARE PROCESSED AND PRICED

The processing and price for a purchase, redemption or exchange depends upon how your order is placed. As indicated below, in certain instances, special rules apply to money market transactions. Special rules also apply for emergency conditions. These are described in the Statement of Additional Information.

+ PURCHASES:

Purchases that are made by written application or order are processed when they are received in "good order" by our Woodbridge, NJ office. To be in good order, all required paperwork must be completed and payment received. If your order is received prior to the close of trading on the NYSE, it will receive that day's price (except in the case of money market funds which are discussed in the section below called Special Rules for Money Market Funds). This procedure applies whether your purchase order is given to your registered representative or mailed directly by you to our Woodbridge, NJ office.

As described previously in "How to Buy Shares", certain types of purchases can only be placed by written application. For example, purchases in connection with the opening of retirement accounts may only be made by written application.
Furthermore, rollovers of retirement accounts will be processed only when we have received both written application and the proceeds of the rollover. Thus, for example, if it takes 30 days for another fund group to send us the proceeds of a retirement account, your purchase of First Investors funds will not occur until we receive the proceeds.

Some types of purchases may be phoned or electronically transmitted to us via Fund/SERV by your broker-dealer. If you give your order to a registered representative before the close of trading on the NYSE and the order is phoned to our Woodbridge, NJ office prior to 5:00 p.m., ET, your shares will be purchased at that day's price (except in the case of money market funds which are discussed in the section below called Special Rules for Money Market Funds). If you are buying a First Investors Fund through a broker-dealer other than First Investors, other requirements may apply. Consult with your broker-dealer about its requirements. Payment is due within three business days of placing an order by phone or electronic means or the trade may be cancelled. (In such event, you will be liable for any loss resulting from the cancellation.) To avoid cancellation of your orders, you may arrange to open a money market account and use it to pay for subsequent purchases.

Purchases made pursuant to our Automatic Investment Programs are processed as follows:

-Money Line purchases are processed on the date you select on your application.

-Automatic Payroll Investment Service purchases are processed on the date that we receive funds from your employer.

+ REDEMPTIONS:

As described previously in "How To Sell Shares", certain redemption orders may only be made by written instructions or application. Unless you have declined Telephone Privileges, most non-retirement account redemptions can be made by phone by you or your registered representative.

Written redemption orders will be processed when received in good order in our Woodbridge, NJ office. Phone redemption orders will be processed when received in good order in our Woodbridge, NJ office prior to 4:00 p.m., ET.

If your redemption order is received prior to the close of trading on the NYSE, you will receive that day's price. If you redeem through a broker-dealer other than First Investors, other requirements may apply. Consult with your broker-dealer about its requirements.

+ EXCHANGES:

Unless you have declined telephone privileges, you or your representative may exchange shares by phone. Exchanges can also be made by written instructions.
Exchange orders are processed when we receive them in good order in our Woodbridge, NJ office.

Exchange orders received in good order prior to the close of trading on the NYSE will be processed at that day's prices.

+ ORDERS PLACED VIA FIRST INVESTORS REGISTERED REPRESENTATIVES:

All orders placed through a First Investors registered representative must be reviewed and approved by a principal officer of the branch office before being mailed or transmitted to the Woodbridge, NJ office.

+ ORDERS PLACED VIA DEALERS:

It is the responsibility of the Dealer to forward or transmit orders to the Fund promptly and accurately. A fund will not be liable for any change in the price per share due to the failure of the Dealer to place or pay for the order in a timely fashion. Any such disputes must be settled between you and the Dealer.

SPECIAL RULES FOR MONEY MARKET FUNDS

Money market fund shares will not be purchased until the Fund receives Federal Funds for the purchase. Federal Funds for a purchase will generally not be received until the morning of the next Trading Day following the Trading Day on which your purchase check or other form of payment is received in our Woodbridge, NJ office. If a check is received in our Woodbridge, NJ office after the close of regular trading on the NYSE, the Federal Funds for the purchase will generally not be received until the morning of the second following Trading Day.

If we receive a wire transfer for a purchase prior to 12:00 p.m., ET and you have previously notified us that the wire is on the way (by calling 1 (800) 423-4026) the funds for the purchase will be deemed to have been received on that same day. Your notification must include the Federal Funds wire transfer confirmation number, the amount of the wire, and the money market fund account number to receive same day credit. If we fail to receive such advance notification, the funds for your purchase will not be deemed to have been received until the morning of the next Trading Day following receipt of the Federal Wire and your account information.

To wire funds to an existing First Investors money market account, instruct your bank to wire your investment, as applicable, to:

CASH MANAGEMENT FUND
BANK OF NEW YORK
ABA #021000018
ACCOUNT 8900005696
YOUR NAME
YOUR FIRST INVESTORS ACCOUNT #

TAX-EXEMPT MONEY MARKET FUND
BANK OF NEW YORK
ABA #021000018
ACCOUNT 8900023198
YOUR NAME
YOUR FIRST INVESTORS ACCOUNT #

Requests for redemptions by wire out of the money market funds must be received in writing or by phone prior to 12:00 p.m., ET, on a Trading Day, to be processed the same day. Wire redemption requests received after 12:00 p.m., ET, but before the close of regular trading on the NYSE, will be processed the following Trading Day.

There is no sales charge on Class A share money market fund purchases. However, anytime you make a redemption from a Class A share money market account and subsequently invest the proceeds in another eligible Class A share fund, the purchase will incur a sales charge unless one has already been paid.

RIGHT TO REJECT PURCHASE OR EXCHANGE ORDERS

A fund reserves the right to reject or restrict any specific purchase or exchange request if the fund determines that doing so is in the best interest of the fund and its shareholders. Investments in a fund are designed for long-term purposes and are not intended to provide a vehicle for short-term market timing. The funds also reserve the right to reject any exchange that in the funds' opinion is part of a market timing strategy. In the event that a fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

SIGNATURE GUARANTEE POLICY

A signature guarantee protects you from the risk of a fraudulent signature and is generally required for non-standard and large dollar transactions. A signature guarantee may be obtained from eligible guarantor institutions including banks, savings associations, credit unions and brokerage firms which are members of the Securities Transfer Agents Medallion Program ("STAMP"), the New York Stock Exchange Medallion Signature Program ("MSP"), or the Stock Exchanges Medallion Program ("SEMP"). Please note that a notary public stamp or seal is not acceptable.

+ SIGNATURE GUARANTEES ARE REQUIRED:

1: For redemptions over $50,000.

2: For redemption checks made payable to any person(s) other than the registered shareholder(s) or any entity other than a major financial institution for the benefit of the registered shareholder(s).

3: For redemption checks mailed to an address other than the address of record, pre-authorized bank account, or a major financial institution on your behalf.

4: For redemptions when the address of record has changed within 60 days of the request.

5: When a stock certificate is mailed to an address other than the address of record or the dealer on the account.

6: When shares are transferred to a new registration.

7: When certificated (issued) shares are redeemed or exchanged.

8: To establish any EFT service.

9: For requests to change the address of record to a P.O. box or a "c/o" street address.

10: If multiple account owners of one account give inconsistent instructions.

11: When a transaction requires additional legal documentation.

12: When the authority of a representative of a corporation, partnership, trust, or other entity has not been satisfactorily established.

13: When an address is updated on an account which has been coded "Do Not Mail" because mail has been returned as undeliverable.

14: Any other instance whereby a fund or its transfer agent deems it necessary as a matter of prudence.


TELEPHONE SERVICES

o TELEPHONE EXCHANGES AND REDEMPTIONS
  1 (800) 342-6221

You automatically receive telephone privileges when you open a First Investors individual, joint, or custodial account unless you decline the option on your account application or send the Fund written instructions. For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, telephone privileges are not automatically granted. You must complete additional documentation. Call Shareholder Services at 1 (800) 423-4026 for assistance.

Telephone privileges allow you to exchange or redeem shares and authorize other transactions with a simple phone call. Your registered representative may also use telephone privileges to execute your transactions.

+ SECURITY MEASURES:

For your protection, the following security measures are taken:

1: Telephone requests are recorded to verify accuracy.

2: Some or all of the following information is obtained:

-Account number.

-Address.

-Social security number.

-Other information as deemed necessary.

3: A written confirmation of each transaction is mailed to you.

We will not be liable for following instructions if we reasonably believe the instructions are genuine based on our verification procedures.

+ ELIGIBILITY:

NON-RETIREMENT ACCOUNTS:

You can exchange or redeem shares of any non-retirement account by phone. Shares must be owned for 15 days for telephone redemption. See "How To Sell Shares" for additional information.

Telephone exchanges and redemptions are not available on guardianship and conservatorship accounts.

RETIREMENT ACCOUNTS:

You can exchange between shares of any participant directed IRA, 403(b) or 401(k) Simplifier Plan where First Financial Savings Bank, S.L.A. is Custodian. You may also exchange shares from an individually registered non-retirement account to an IRA account registered to the same owner (provided an IRA application is on file). Telephone exchanges are permitted on 401(k) Flexible plans, money purchase pension plans and profit sharing plans if a First Investors Qualified Retirement Plan Application is on file with the fund. Contact your registered representative or call Shareholder Services at 1 (800) 423-4026 to obtain a Qualified Retirement Plan Application. Telephone redemptions are not permitted on First Investors retirement accounts.

During times of drastic economic or market changes, telephone redemptions or exchanges may be difficult to implement. If you experience difficulty in making a telephone exchange or redemption, you may send us a written request by regular or express mail. The written request will be processed at the next determined net asset value, less any applicable CDSC, when received in good order.

________________________________________________________________________________


o SHAREHOLDER SERVICES
  1 (800) 423-4026

PROVIDED  YOU HAVE NOT  DECLINED  TELEPHONE  PRIVILEGES,  CALL US TO  UPDATE  OR
CORRECT:

-Your address or phone number. For security purposes, the Fund will not honor telephone requests to change an address to a P.O. Box or "c/o" street address.

-Your birth date (important for retirement distributions).

-Your distribution option to reinvest or pay in cash or initiate cross reinvestment of dividends (non-retirement accounts only).

-The amount of your Money Line up to $999.99 per payment.

-The allocation of your Money Line or Automatic Payroll Investment  payment.

-The amount of your Systematic Withdrawal payment on non-retirement accounts.

TO REQUEST:

-A history of your account (the fee can be debited from your non-retirement account).

-A share certificate to be mailed to your address of record (non-retirement accounts only).

-Cancellation of your Systematic Withdrawal Plan (non-retirement accounts only).

-Money market fund draft checks (non-retirement accounts only). Additional written documentation may be required for certain registrations.

-A stop payment on a dividend, redemption or money market draft check.

-Reactivation of your Money Line (provided an application and voided check is on file).

-Suspension (up to six months) or cancellation of Money Line.

-A duplicate copy of a statement or tax form.

-Cancellation of cross-reinvestment of dividends.

OTHER SERVICES

+ REINSTATEMENT PRIVILEGE:

If you sell some or all of your Class A or Class B shares, you may be entitled to invest all or a portion of the proceeds in the same class of shares of a FI fund within six months of the redemption without a sales charge.

If you invest proceeds into a new fund account, you must meet the fund's minimum initial investment requirement.

If you invest all the proceeds from a Class B share redemption, you will be credited, in additional shares, for the full amount of the CDSC. If you invest a portion of a Class B share redemption, you will be credited with a pro-rated percentage of the CDSC.

The reinstatement privilege does not apply to automated purchases, automated redemptions, or reinstatements in Class B shares of less than $1,000.

Please notify us if you qualify for this privilege. For more information, call Shareholder Services at 1 (800) 423-4026.

+ CERTIFICATE SHARES:

Every time you make a purchase of Class A shares, we will credit shares to your fund account. We do not issue share certificates unless you specifically request them. Certificates are not issued on any Class B shares, Class A money market shares, or any shares in retirement accounts.

Having us credit shares on your behalf eliminates the expense of replacing lost, stolen, or destroyed certificates. If a certificate is lost, stolen, or damaged, you may be charged a replacement fee of the greater of 2% of the current value of the certificated shares or $25.

In addition, certificated shares cannot be redeemed, exchanged, or transferred until they are returned with your transaction request. The share certificate must be properly endorsed and signature guaranteed.

+ MONEY MARKET FUND DRAFT CHECKS:

Free draft check writing privileges are available when you open a First Investors Cash Management Fund or a First Investors Tax Exempt Money Market Fund account. Checks may be written for a minimum of $500. Draft checks are not available for Class B share accounts, retirement accounts, guardianships and conservatorships. Complete the Money Market Fund Check Redemption section of the account application to apply for draft checks. To order additional checks, call Shareholder Services at 1 (800) 423-4026.

Additional documentation is required to establish check writing privileges for trusts, corporations, partnerships and other entities. Call Shareholder Services at 1 (800) 423-4026 for further information.

--------------------------------------------------------------------------------

+ FEE TABLE:

Call Shareholder Services at 1 (800) 423-4026 or send your request to FIC, Attn:
Correspondence Dept., 581 Main Street, Woodbridge, NJ 07095-1198 to request a copy of the following records:


ACCOUNT HISTORY STATEMENTS:                   CANCELLED CHECKS:

1974 - 1982*   ....  $10 per year fee         There is a $10 fee for a copy of
                                              a cancelled dividend, liquidation,
1983 - present ....  $5 total fee for         or investment check requested.
                     all years                There is a $15 fee for a copy of
                                              a cancelled money market draft
Current &                                     check.
Two Prior Years .... Free
                                              DUPLICATE TAX FORMS:
*ACCOUNT HISTORIES ARE NOT
AVAILABLE PRIOR TO 1974.
                                              Current Year ....  Free

                                              Prior Year(s) .... $7.50 per
                                              tax form per year

--------------------------------------------------------------------------------

+ RETURN MAIL:

If mail is returned to the fund marked undeliverable by the U.S. Postal Service after two consecutive mailings, and the fund is unable to obtain a current shareholder address, the account status will be changed to "Do Not Mail" to discontinue future mailings and prevent unauthorized persons from obtaining account information.

You can remove the "Do Not Mail" status on your account by submitting written instructions including your current address signed by all shareholders with a signature guarantee (see Signature Guarantee Policy). Additional requirements may apply for certain accounts. Call Shareholder Services at 1 (800) 423-4026 for more information.

Returned dividend checks and other distributions will be reinvested in the fund when an account's status has been changed to "Do Not Mail". No interest will be paid on outstanding checks prior to reinvestment. All future dividends and other distributions will be reinvested in additional shares until new instructions are provided. If you cannot be located within a period of time mandated by your state of residence your fund shares may be escheated to your state (in other words turned over) in accordance with state laws governing abandoned property.

Prior to  turning  over  assets  to your  state,  the fund will seek to obtain a current shareholder address in accordance with Securities and Exchange Commission rules. A search company may be employed to locate a current address. The fund may deduct the costs associated with the search from your account.

+ TRANSFERRING SHARES:

A transfer is a change of share ownership from one customer to another. Unlike an exchange, transfers occur within the same fund. You can transfer your shares at any time. Partial transfers must meet the minimum initial investment requirement of the new fund.

To transfer shares, submit a letter of instruction including:

-Your account number.

-Dollar amount, percentage, or number of shares to be transferred.

-Existing account number receiving the shares (if any).

-The name(S), registration, and taxpayer identification number of the customer receiving the shares.

-The signature of each account owner requesting the transfer with signature guarantee(S).

If First Investors is your broker-dealer, we will request that the transferee complete a Master Account Agreement to establish a brokerage account with First Investors Corporation and validate his or her social security number to avoid back-up withholding. If the transferee declines to complete a MAA, all transactions in the account must be on an unsolicited basis and the account will be so coded.

Depending upon your account registration, additional documentation may be required to transfer shares. Transfers due to the death of a shareholder require additional documentation. Please call our Shareholder Services Department at 1(800)423-4026 for specific transfer requirements before initiating a request.

A transfer is a change of ownership and may trigger a taxable event. You should consult your tax advisor before initiating a transfer.

ACCOUNT STATEMENTS

o TRANSACTION CONFIRMATION STATEMENTS

You will receive a confirmation statement immediately after most transactions. These include:

-dealer purchases.

-check investments.

-Federal Funds wire purchases.

-redemptions.

-exchanges.

-transfers.

-systematic withdrawals.

Money Line and Automatic Payroll Investment purchases are not confirmed for each transaction. They will appear on your next regularly scheduled monthly or quarterly statement (see Dividend Schedule under "Dividends and Distributions").

A separate confirmation statement is generated for each fund account you own. It provides:

-Your fund account number.

-The date of the transaction.

-A description of the transaction (PURCHASE, REDEMPTION, ETC.).

-The number of shares bought or sold for the transaction.

-The dollar amount of the transaction.

-The dollar amount of the dividend payment (IF APPLICABLE).

-The total share balance in the account.

-The dollar amount of any dividends or capital gains paid.

-The number of shares held by you, held for you (INCLUDING ESCROW SHARES), and the total number of shares you own.

The  confirmation  statement also may provide a perforated  Investment Stub with
your  preprinted  name,  registration,   and  fund  account  number  for  future
investments.

o MASTER ACCOUNT STATEMENTS

If First Investors Corporation is your broker, you will receive a Master Account Statement for all your identically owned First Investors fund accounts on at least a quarterly basis. The Master Account Statement will also include a recap of any First Investors Life Insurance and Executive Investors Trust accounts you may own. Joint accounts registered under your taxpayer identification number will appear on a separate Master Account Statement but may be mailed in the same envelope upon request.

The Master Account Statement provides the following information for each First Investors fund you own:

-fund name.

-fund's current market value.

-total distributions paid year-to-date.

-total number of shares owned.

o ANNUAL AND SEMI-ANNUAL REPORTS

You will also receive an Annual and a Semi-Annual Report. These financial reports show the assets, liabilities, revenues, expenses, and earnings of the fund as well as a detailed accounting of all portfolio holdings. You will receive one report per household.

DIVIDENDS AND DISTRIBUTIONS

o DIVIDENDS AND DISTRIBUTIONS

For funds that declare daily dividends, except money market funds, you start earning dividends on the day your purchase is made. For FI money market fund purchases, including Money Line and API purchases, you start earning dividends on the day Federal Funds are credited to your fund account. For exchanges into the money market funds, you start earning dividends on the day following the Trading Day on which an exchange is processed. No dividends are earned on exchanges out of the money market funds on the Trading Day on which an exchange is processed. The funds declare dividends from net investment income and distribute the accrued earnings to shareholders as noted below:


------------------------------------------------------------------------------------
DIVIDEND PAYMENT SCHEDULE
------------------------------------------------------------------------------------

MONTHLY:                           QUARTERLY:               ANNUALLY (IF ANY):

Cash Management Fund               Blue Chip Fund           Focused Equity Fund
Fund for Income                    Growth & Income Fund     Global Fund
Government Fund                    Total Return Fund        Mid-Cap Opportunity Fund
High Yield Fund                    Utilities Income Fund    Special Situations Fund
Insured Intermediate Tax-Exempt
Insured Tax Exempt Fund
Investment Grade Fund
Multi-State Insured Tax Free Fund
New York Insured Tax Free Fund
Tax-Exempt Money Market Fund
------------------------------------------------------------------------------------

Capital gains distributions, if any, are paid annually, usually near the end of the fund's fiscal year. On occasion, more than one capital gains distribution may be paid during one year.

Dividend and capital gains distributions are automatically reinvested to purchase additional fund shares unless otherwise instructed. Dividend payments of less than $5.00 are automatically reinvested to purchase additional fund shares.

o BUYING A DIVIDEND

If you buy shares shortly before the record date of the dividend, the entire dividend you receive may be taxable even though a part of the distribution is actually a return of your purchase price. This is called "buying a dividend."

There is no advantage to buying a dividend because a fund's net asset value per share is reduced by the amount of the dividend.

TAX FORMS

TAX FORM                   DESCRIPTION                                      MAILED BY

--------------------------------------------------------------------------------------
1099-DIV       Consolidated report lists all taxable dividend and           January 31
               capital  gains distributions for all of the
               shareholder's accounts. Also includes  foreign
               taxes paid and any federal income tax withheld due
               to backup withholding.

--------------------------------------------------------------------------------------
1099-B         Lists proceeds from all redemptions including                January 31
               systematic withdrawals  and exchanges.  A separate
               form is issued for each fund account.  Includes
               amount of  federal  income tax  withheld  due to
               backup withholding.

--------------------------------------------------------------------------------------
1099-R         Lists taxable  distributions  from a retirement              January 31
               account. A separate form is issued for each fund
               account.  Includes  federal income tax withheld due
               to IRS withholding requirements.

--------------------------------------------------------------------------------------
5498           Provided to shareholders  who made an annual IRA                 May 31
               contribution or rollover purchase.  Also provides
               the account's fair market value as of the last
               business day of the previous year. A separate form
               is issued for each fund account.

--------------------------------------------------------------------------------------
1042-S         Provided to  non-resident  alien  shareholders                 March 15
               to report the amount of fund  dividends  paid
               and the  amount of  federal  taxes  withheld.
               A separate form is issued for each fund account.

--------------------------------------------------------------------------------------
Cost Basis     Uses the  "average  cost-single  category" method            January 31
Statement      to show the cost basis of any shares  sold or
               exchanged.  Information  is provided to assist
               shareholders  in calculating  capital gains or losses.
               A separate  statement,  included with Form 1099-B,
               is issued for each fund account. This statement is
               not reported to the IRS and does not include money
               market funds or retirement accounts.

--------------------------------------------------------------------------------------
Tax Savings    Consolidated report lists all amounts not subject to         January 31
Report for     federal, state and local income tax for all the
Non-Taxable    shareholder's  accounts.  Also includes any amounts
Income         subject to alternative minimum tax.

--------------------------------------------------------------------------------------
Tax Savings    Provides the percentage of income paid by each fund          January 31
Summary        that may  be exempt from state income tax.
--------------------------------------------------------------------------------------


THE OUTLOOK

Today's strategies for tomorrow's goals are brought into focus in the OUTLOOK, the quarterly newsletter for clients of First Investors Corporation. This informative tool discusses the products and services we offer to help you take advantage of current market conditions and tax law changes. The OUTLOOK'S straight forward approach and timely articles make it a valuable resource. As always, your registered representative is available to provide you with additional information and assistance. Material contained in this publication should not be considered legal, financial, or other professional advice.

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














                             (FIRST INVESTORS LOGO)


        PRINCIPAL UNDERWRITER                         TRANSFER AGENT
     First Investors Corporation           Administrative Data Management Corp.
           95 Wall Street                             581 Main Street
         New York, NY 10005                        Woodbridge, NJ 07095
           1-212-858-8000                             1-800-423-4026